Earnings per share - Weighted average number of shares outstanding reconciliation (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
BP shareholders	$ 4,026	$ 9,383	$ 3,389
Less: dividend requirements on preference shares	1	1	1
Profit for the year attributable to BP ordinary shareholders	$ 4,025	$ 9,382	$ 3,388
Ordinary Shares
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	20,284,859	19,970,215	19,692,613
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	114,811	132,278	123,829
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	20,399,670	20,102,493	19,816,442
American Depositary Share
Earnings per share [line items]
Basic weighted average number of ordinary shares (in shares)	3,380,809	3,328,369	3,282,102
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans (in shares)	19,136	22,046	20,638
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share (in shares)	3,399,945	3,350,415	3,302,740